Segregated Funds (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Segregated Funds [Abstract]
Guarantees included in insurance contract liabilities	$ 1,266	$ 1,886
Reinsured guarantees	$ 423	$ 530